Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,575,000
Previously Paid Amount	0
Total Fee Amount	224.03
Net Fee	$ 224.03
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A